State Street SP 500 Technology Market Sector SPDR ETF Investment Strategy - State Street SP 500 Technology Market Sector SPDR ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal market circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying exchange-traded funds (“ETFs”), and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days' notice prior to any change in its 80% investment policy.The Fund seeks to track the performance of the S&P 500 Information Technology Sector Index (the “Index”). The Index is rules-based and includes securities of companies in the S&P 500 Index that have been identified as Information Technology companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components. The Index is one of eleven S&P 500 Sector Indexes developed, maintained and calculated by S&P Dow Jones Indices LLC (“S&P DJI”). The Index is market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of September 30, 2026, the Index was composed of 84 constituents.In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase shares of other ETFs, a subset of securities in the Index, or derivatives such as futures, options, or total return swaps in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity and type of holdings in the Fund will be based on a number of factors, including the asset size of the Fund as well as tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Based on its analysis of these factors, the Adviser obtains exposure to the Index by allocating the Fund's assets primarily among shares of the State Street Technology Select Sector SPDR® ETF (the “Underlying Fund”), common stocks of companies included in the Index, and/or derivatives that provide exposure to stocks of companies included in the Index, based on an optimization- and rules-based portfolio construction process. The process is designed to limit the variance between (i) the return of the Fund's investments and (ii) the return of the Index, and prioritizes investment in the Underlying Fund to the extent consistent with the Fund's objective. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries.The Underlying Fund (State Street Technology Select Sector SPDR® ETF) seeks to track the performance of the Technology Select Sector Index. The Technology Select Sector Index includes equity securities of companies in the S&P 500 that have been identified as Information Technology companies by GICS. The Technology Select Sector Index is based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code. The Index and the Technology Select Sector Index include the same constituents; however, due to the differences in weighting methodologies, the weightings of individual constituents may differ between the indexes.In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).The Index and the Technology Select Sector Index are sponsored and compiled by S&P DJI. S&P DJI determines the composition of each index and relative weightings of the securities in each index based on the respective index's methodology. S&P DJI also publishes information regarding the market value of each index. S&P DJI is not affiliated with the Fund or the Adviser.